SIGNIFICANT ACCOUNTING POLICIES - Transaction costs, Sales and marketing expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
Allowance for transaction losses	$ 4,072	$ 2,334	$ 1,532
Advertising and certain marketing costs	$ 9,330	$ 7,740	$ 5,760